   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1997


                                                       1933 ACT FILE NO. 2-90946
                                                      1940 ACT FILE NO. 811-4015
================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                  [X]
                       POST-EFFECTIVE AMENDMENT NO. 33                [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              [X]
                               AMENDMENT NO. 36                       [X]


                        EATON VANCE MUTUAL FUNDS TRUST
    ---------------------------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)  [ ] on (date) pursuant to paragraph (a)(1)
[X] on February 1, 1997 pursuant to paragraph (b)      [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)  [ ] on (date) pursuant to paragraph (a)(2).
If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a  perviously filed post-effective amendment.


    Tax-Managed Growth Portfolio has also executed this Registration
Statement.


    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May 24, 1996 filed its "Notice" as required by that Rule for the series of the Registrant with a fiscal year end of March 31, 1996, on February 23, 1996 filed its "Notice" for the series of the Registrant with a fiscal year end of December 31, 1995 and on December 23, 1996 filed its "Notice" for the series of the Registrant with a fiscal year end of October 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
1933

    Part A--The Prospectuses of:
            EV Classic Tax-Managed Growth Fund
            EV Marathon Tax-Managed Growth Fund
            EV Traditional Tax-Managed Growth Fund

    Part B--The Statements of Additional Information of:
            EV Classic Tax-Managed Growth Fund
            EV Marathon Tax-Managed Growth Fund
            EV Traditional Tax-Managed Growth Fund

    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST

                          CROSS REFERENCE SHEET FOR
                      EV CLASSIC TAX-MANAGED GROWTH FUND
                     EV MARATHON TAX-MANAGED GROWTH FUND
                    EV TRADITIONAL TAX-MANAGED GROWTH FUND
                         ITEMS REQUIRED BY FORM N-1A
PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
--------          ------------                --------------------------------
 1. ..............Cover Page                  Cover Page
 2. ..............Synopsis                    Shareholder and Fund Expenses
 3. ..............Condensed Financial         The Fund's Financial Highlights;
                  Information                   Performance Information
 4. ..............General Description of      The Fund's Investment Objective;
                    Registrant                  The Tax-Managed Mutual Fund
                                                Advantage; Investment Policies
                                                and Risks; Organization of the
                                                Fund and the Portfolio
 5. ..............Management of the Fund      Management of the Fund and the
                                                Portfolio
 5A...............Management's Discussion of  Not Applicable
                    Fund Performance
 6. ..............Capital Stock and Other     Organization of the Fund and the
                    Securities                  Portfolio; Reports to
                                                Shareholders; The Lifetime
                                                Investing Account/Distribution
                                                Options; Distributions and
                                                Taxes
 7. ..............Purchase of Securities      Valuing Fund Shares;
                    Being Offered               Distribution Plan (for Classic
                                                and Marathon Funds only);
                                                Service Plan (for Traditional
                                                Fund only); How to Buy Fund
                                                Shares; The Lifetime Investing
                                                Account/Distribution Options;
                                                The Eaton Vance Exchange
                                                Privilege; Eaton Vance
                                                Shareholder Services
 8. ..............Redemption or Repurchase    How to Redeem Fund Shares
 9. ..............Pending Legal Proceedings   Not Applicable

PART B                                        STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                  INFORMATION CAPTION
--------          ------------                --------------------------------
10. ..............Cover Page                  Cover Page
11. ..............Table of Contents           Table of Contents
12. ..............General Information and     Other Information
                    History
13. ..............Investment Objectives and   Additional Information about
                    Policies                    Investment Policies;
                                                Investment Restrictions
14. ..............Management of the Fund      Trustees and Officers; Fees and
                                                Expenses
15. ..............Control Persons and         Control Persons and Principal
                    Principal Holders of        Holders of Securities
                    Securities
16. ..............Investment Advisory and     Investment Adviser and
                    Other                       Administrator; Distribution
                    Services                    Plan (for Classic and Marathon
                                                Funds only); Service Plan (for
                                                Traditional Fund only);
                                                Custodian; Independent
                                                Certified Public Accountants;
                                                Fees and Expenses
17. ..............Brokerage Allocation and    Portfolio Security Transactions;
                    Other                       Fees and Expenses
                    Practices
18. ..............Capital Stock and Other     Other Information
                    Securities
19. ..............Purchase, Redemption and    Determination of Net Asset
                    Pricing of Securities       Value; Principal Underwriter;
                    Being Offered               Service for Withdrawal;
                                                Services for Accumulation (for
                                                Traditional Fund only);
                                                Distribution Plan (for Classic
                                                and Marathon Funds only);
                                                Service Plan (for Traditional
                                                Fund only); Fees and Expenses
20. ..............Tax Status                  Taxes
21. ..............Underwriters                Principal Underwriter; Fees and
                                                Expenses
22. ..............Calculation of Performance  Investment Performance;
                    Data                        Performance Information
23. ..............Financial Statements        Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                           TAX-MANAGED GROWTH FUND
------------------------------------------------------------------------------

EV CLASSIC TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                            PAGE                                                             PAGE
Shareholder and Fund Expenses .........................       2  How to Buy Fund Shares ................................      11
The Fund's Financial Highlights .......................       3  How to Redeem Fund Shares .............................      12
The Fund's Investment Objective .......................       4  Reports to Shareholders ...............................      14
The Tax-Managed Mutual Fund Advantage .................       4  The Lifetime Investing Account/Distribution
Investment Policies and Risks .........................       5    Options .............................................      14
Organization of the Fund and the Portfolio ............       7  The Eaton Vance Exchange Privilege ....................      15
Management of the Fund and the Portfolio ..............       8  Eaton Vance Shareholder Services ......................      16
Distribution Plan .....................................       9  Distributions and Taxes ...............................      16
Valuing Fund Shares ...................................      11  Performance Information ...............................      18
--------------------------------------------------------------------------------------------------------------------------------

                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                       None
Sales Charges Imposed on Reinvested Distributions                                                  None
Fees to Exchange Shares                                                                            None
Contingent Deferred Sales Charges Imposed on Redemptions during the First Year
  (as a percentage of redemption proceeds exclusive of all reinvestments and
  capital appreciation in the account)                                                            1.00%


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                                                           0.618%
Rule 12b-1 Distribution (and Service) Fees                                                       1.000%
Other Expenses                                                                                   0.300%
                                                                                                 -----
    Total Operating Expenses                                                                     1.918%
                                                                                                 =====


EXAMPLE                                                                             1 YEAR       3 YEARS
                                                                                    ------       -------
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end
of each period:                                                                      $29           $60

NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Other Expenses are estimated for the current fiscal year.


The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege". In the Example above, expenses would be $10 less in the first year if there was no redemption.

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.


--------------------------------------------------------------------------------

FOR THE PERIOD FROM THE START OF BUSINESS, AUGUST 2, 1996, TO OCTOBER 31, 1996

NET ASSET VALUE, beginning of period                             $10.000
                                                                 -------

INCOME FROM OPERATIONS:
  Net investment loss                                            $(0.010)
  Net realized and unrealized gain on investments                  0.790
                                                                 -------
    Total income from investment operations                      $ 0.780
                                                                 -------

NET ASSET VALUE, end of period                                   $10.780
                                                                 =======

TOTAL RETURN(1)                                                    7.80%


RATIOS/SUPPLEMENTAL DATA:
  Ratio of net expenses to average net assets(2)                   2.15% +
  Ratio of net investment income to average net assets            (0.84%)+
  Net assets, end of period (000's omitted)                      $10,816


+Computed on an annualized basis.

(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.

THE TAX-MANAGED MUTUAL FUND ADVANTAGE
--------------------------------------------------------------------------------

Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in U.S. government obligations and high quality short-term notes.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.

Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.

The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See the Statement of Additional Information. Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to an affiliate of the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.

It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, armed conflict, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets and will limit investment in foreign issuers to 25% of assets.

DERIVATIVE INVESTMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.


The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.


The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which will include certain equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.


All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock. No more than 25% of the Portfolio's assets is expected to be subject to short-sales against-the-box at any one time.

RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Not more than 15% of the Portfolio's net assets may be invested in restricted securities or other illiquid assets at the time any such illiquid assets are acquired.

LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and finders' fees, justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions (except with respect to the borrowing of money and issuing of senior securities) are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.


Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trust is a mutual fund - an open-end management investment company. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. Such investment affords the potential for economies of scale for the Fund and may over time result in lower expenses.


In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:


                                                             ANNUALIZED FEE RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH                       (FOR EACH LEVEL)
--------------------------------------------------------------------------------
$500 million but less than $1 billion                        0.5625%
$1 billion but less than $1.5 billion                        0.5000%
$1.5 billion and over                                        0.4375%

For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.618% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.


BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the period from the start of business, August 2, 1996, to October 31, 1996, the Fund paid or accrued sales commissions under the Plan equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period. As at October 31, 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $642,000 (equivalent to 5.94% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .25% of the Fund's net assets. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and
(b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the period from the start of business, August 2, 1996, to October 31, 1996, the Fund paid service fees under the Plan equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable net asset value per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Classic Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gains than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year, equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate).

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize or the desirability of various tax management techniques and securities lending may be reduced or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.

DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.


The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.


The following chart reflects the annual investment returns of the Fund for one-year periods ending October 31 and does not take into account the sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on August 2, 1996 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 14.72%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 15.95%

                    1987                           14.63%
                    1988                            5.49%
                    1989                           18.46%
                    1990                           (4.05%)
                    1991                           37.13%
                    1992                           10.94%
                    1993                            7.33%
                    1994                            8.80%
                    1995                           32.56%
                    1996                           22.02%

[Logo]
EATON VANCE
-----------------
     Mutual Funds

EV CLASSIC

TAX-MANAGED GROWTH FUND

--------------------------------------------------------------------------------

PROSPECTUS


FEBRUARY 1, 1997




EV CLASSIC
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           C-TGP

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                                   EV MARATHON
                           TAX-MANAGED GROWTH FUND
------------------------------------------------------------------------------

EV MARATHON TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                    PAGE                                    PAGE
Shareholder and Fund Expenses .......  2  Valuing Fund Shares ............... 11
The Fund's Financial Highlights .....  3  How to Buy Fund Shares ............ 11
The Fund's Investment Objective .....  4  How to Redeem Fund Shares ......... 12
The Tax-Managed Mutual Fund               Reports to Shareholders ........... 14
  Advantage .........................  4  The Lifetime Investing Account/
Investment Policies and Risks .......  5    Distribution Options ............ 14
Organization of the Fund and the          The Eaton Vance Exchange Privilege  15
  Portfolio .........................  7  Eaton Vance Shareholder Services .. 16
Management of the Fund and the            Distributions and Taxes ........... 17
  Portfolio .........................  8  Performance Information ........... 18
Distribution Plan ...................  9

------------------------------------------------------------------------------
                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  ----------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                            None
  Sales Charges Imposed on Reinvested Distributions                       None
  Fees to Exchange Shares                                                 None

  Range of Declining Contingent Deferred Sales Charges Imposed on
    Redemptions During the First Seven Years (as a percentage of redemption proceeds exclusive of all reinvestments and capital
    appreciation in the account)                                      5.00%-0%


  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
  percentage of average daily net assets)
  ----------------------------------------------------------------------------
  Investment Adviser Fee                                                0.618%
  Rule 12b-1 Distribution (and Service) Fees                            0.850%
  Other Expenses                                                        0.300%
                                                                        -----
      Total Operating Expenses                                          1.768%
                                                                        =====


  EXAMPLE                                                  1 YEAR       3 YEARS
                                                           ------       -------
  An investor would pay the following contingent deferred
  sales charge and expenses on a $1,000 investment,
  assuming (a) 5% annual return and (b) redemption at the
  end of each time period:                                   $68           $95

  An investor would pay the following expenses on the same
  investment, assuming (a) 5% annual return and (b) no
  redemptions:                                               $18           $55


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Other Expenses are estimated for the current fiscal year.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." See "How to Redeem Fund Shares."


For shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund expects to begin making service fee payments during the quarter ending June 30, 1997. Therefore, expenses after year one will be higher. See "Distribution Plan."

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

  FOR THE PERIOD FROM THE START OF BUSINESS, MARCH 28, 1996, TO OCTOBER
    31, 1996.
  NET ASSET VALUE, beginning of period                                $10.000
                                                                      -------
  INCOME FROM OPERATIONS:
    Net investment loss                                               $(0.003)
    Net realized and unrealized gain on investments                     1.153
                                                                      -------
      Total income from investment operations                         $ 1.150
                                                                      -------
  NET ASSET VALUE, end of period                                      $11.150
                                                                      =======
  TOTAL RETURN(1)                                                      11.50%
  RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets(2)                          1.63%+
    Ratio of net investment loss to average net assets                 (0.13%)+
    Net assets, end of period (000's omitted)                          $77,644


    + Computed on an annualized basis.
  (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
  (2) Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.

THE TAX-MANAGED MUTUAL FUND ADVANTAGE
------------------------------------------------------------------------------
Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------


It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in U.S. government obligations and high quality short-term notes.


In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.

Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.


The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See the Statement of Additional Information. Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to an affiliate of the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.


It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly- appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, armed conflict, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets and will limit investment in foreign issuers to 25% of assets.

DERIVATIVE INVESTMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.

The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.

The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which will include certain equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.


All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock. No more than 25% of the Portfolio's assets is expected to be subject to short-sales against-the-box at any one time.


RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Not more than 15% of the Portfolio's net assets may be invested in restricted securities or other illiquid assets at the time any such illiquid assets are acquired.


LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and finders' fees, justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions (except with respect to the borrowing of money and issuing senior securities) are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.


Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trust is a mutual fund - an open-end management investment company. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. Such investment affords the potential for economies of scale for the Fund and may over time result in lower expenses.


In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                                             ANNUALIZED FEE RATE
  AVERAGE DAILY NET ASSETS FOR THE MONTH                     (FOR EACH LEVEL)
  ----------------------------------------------------------------------------
  $500 million but less than $1 billion                       0.5625%
  $1 billion but less than $1.5 billion                       0.5000%
  $1.5 billion and over                                       0.4375%


For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.618% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.


BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

DISTRIBUTION PLAN
------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the period from the start of business, March 28, 1996, to October 31, 1996, the Fund paid sales commissions under the Plan equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period. As at October 31, 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,260,000 (equivalent to 4.20% of the Fund's net assets on such day).


THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. The Fund expects to begin accruing for its service fees during the quarter ending June 30, 1997.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including, without limitation, the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, the accumulated unrealized capital gains of the Fund and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable net asset value per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Marathon Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

  YEAR OF
  REDEMPTION
  AFTER PURCHASE                                                        CDSC
  ----------------------------------------------------------------------------
  First or Second ....................................................  5%
  Third ..............................................................  4%
  Fourth .............................................................  3%
  Fifth ..............................................................  2%
  Sixth ..............................................................  1%
  Seventh and following ..............................................  0%

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $100,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $120,000. THE INVESTOR THEN MAY REDEEM UP TO $20,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $30,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $10,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $500.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Class I shares of any EV Marathon Limited Maturity Fund and Eaton Vance Prime Rate Reserves), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Class I shares of any EV Marathon Limited Maturity Fund and Eaton Vance Prime Rate Reserves is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.


Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed.Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate).

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize or the desirability of various tax management techniques and securities lending may be reduced or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.

DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.


The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.


The following chart reflects the annual investment returns of the Fund for one-year periods ending October 31 and does not take into account the sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on March 28, 1996 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.

                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 14.75%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 16.00%

                    1987                           14.63%
                    1988                            5.49%
                    1989                           18.46%
                    1990                           (4.05%)
                    1991                           37.13%
                    1992                           10.94%
                    1993                            7.33%
                    1994                            8.80%
                    1995                           32.56%
                    1996                           22.31%

[LOGO]
EATON VANCE
--------------------------
             Mutual Funds

EV MARATHON TAX-MANAGED
GROWTH FUND
------------------------------------------------------------------------------


PROSPECTUS
FEBRUARY 1, 1997



EV MARATHON
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                M-TGP

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                           TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

EV TRADITIONAL TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                           PAGE                                                               PAGE
Shareholder and Fund Expenses .........................       2    How to Buy Fund Shares ................................      10
The Fund's Financial Highlights .......................       3    How to Redeem Fund Shares .............................      12
The Fund's Investment Objectives ......................       4    Reports to Shareholders ...............................      14
The Tax-Managed Mutual Fund Advantage .................       4    The Lifetime Investing Account/
Investment Policies and Risks .........................       5      Distribution Options ................................      14
Organization of the Fund and the Portfolio ............       7    The Eaton Vance Exchange Privilege ....................      15
Management of the Fund and the Portfolio ..............       8    Eaton Vance Shareholder Services ......................      16
Service Plan ..........................................       9    Distributions and Taxes ...............................      17
Valuing Fund Shares ...................................      10    Performance Information ...............................      18
----------------------------------------------------------------------------------------------------------------------------------

                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                       4.75%
Sales Charges Imposed on Reinvested Distributions                                                    None
Fees to Exchange Shares                                                                              None

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------------------------------
Investment Advisory Fee                                                                             0.618%
Service Plan Fees                                                                                   0.100
Other Fees                                                                                          0.300
                                                                                                    -----
    Total Operating Expense                                                                         1.018%

EXAMPLE
An investor would pay the following expenses and maximum initial sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each time period:
1 Year                                                                                              $57
3 Years                                                                                              78

NOTES:

The table and Example summarize the aggregate expenses of the Portfolio and the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Other Expenses are estimated for the current fiscal year.


The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "Service Plan."


No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

For shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997. After such date, expenses will be higher. See "Service Plan."


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
--------------------------------------------------------------------------------


FOR THE PERIOD FROM THE START OF BUSINESS, MARCH 28, 1996, TO OCTOBER 31, 1996

NET ASSET VALUE, beginning of period                      $10.000
                                                          -------

INCOME FROM OPERATIONS:
  Net investment income                                   $ 0.013
  Net realized and unrealized gain on investments           1.157
                                                          -------
    Total income from investment operations               $ 1.170
                                                          -------

NET ASSET VALUE, end of period                            $11.170
                                                          =======


TOTAL RETURN(1)                                            11.70%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets(2)                1.05%+
  Ratio of net investment income to average net assets      0.47%+
  Net assets, end of period (000's omitted)               $30,178


+Computed on an annualized basis.

(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.

THE TAX-MANAGED MUTUAL FUND ADVANTAGE
--------------------------------------------------------------------------------

Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in U.S. government obligations and high quality short-term notes.


In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.

Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.


The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See the Statement of Additional Information. Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to an affiliate of the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.


It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, armed conflict, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets and will limit investment in foreign issuers to 25% of assets.


DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.


The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.

The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which will include certain equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.


All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock. No more than 25% of the Portfolio's assets is expected to be subject to short sales against-the-box at any one time.


RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Not more than 15% of the Portfolio's net assets may be invested in restricted securities or other illiquid assets at the time any such illiquid assets are acquired.


LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and finders' fees, justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions (except with respect to the borrowing of money and issuing senior securities) are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.


Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trust is a mutual fund - an open-end management investment company. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. Such investment affords the potential for economies of scale for the Fund and may over time result in lower expenses.


In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                                          ANNUALIZED FEE RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH                    (FOR EACH LEVEL)
--------------------------------------------------------------------------------
$500 million but less than $1 billion                     0.5625%
$1 billion but less than $1.5 billion                     0.5000%
$1.5 billion and over                                     0.4375%


For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.618% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.


BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

SERVICE PLAN
--------------------------------------------------------------------------------


In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act and the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of that portion of the Fund's average daily net assets for any fiscal year based on the value of shares sold by such persons remaining outstanding for at least twelve months. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.

VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                                 SALES CHARGE          SALES CHARGE          DEALER DISCOUNT
                                                                 AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
AMOUNT OF PURCHASE                                               OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                               4.75%                 4.99%                 4.00%
$100,000 but less than $250,000                                  3.75                  3.90                  3.15
$250,000 but less than $500,000                                  2.75                  2.83                  2.30
$500,000 but less than $1,000,000                                2.00                  2.04                  1.70
$1,000,000 or more                                               0.00*                 0.00*                 See Below**

 *No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge
  ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions.

**A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million, plus .50% on amounts from $3 million but less than $5 million, plus .25% on amounts of $5 million or more. Purchases of
  $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Fund's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable public offering price per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.


If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of the Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the account.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchases.) If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or distributions that have been reinvested in additional shares. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.


The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.


Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate). The maintenance of a systematic withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize or the desirability of various tax management techniques and securities lending may be reduced or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.

DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.


Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or similar shares of another fund pursuant to the Fund's reinvestment or exchange privilege. In addition, losses realized on a redemption of shares may be disallowed under certain "wash sale" rules if within a period beginning 30 days before and ending 30 days after the date of redemption other shares of the Fund are acquired. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.


The following chart reflects the annual investment returns of the Fund for one-year periods ending October 31 and does not take into account the sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on March 28, 1996 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 14.77%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 16.04%

                    1987                           14.63%
                    1988                            5.49%
                    1989                           18.46%
                    1990                           (4.05%)
                    1991                           37.13%
                    1992                           10.94%
                    1993                            7.33%
                    1994                            8.80%
                    1995                           32.56%
                    1996                           22.53%

[Logo]
EATON VANCE
-----------------
     Mutual Funds

EV TRADITIONAL

TAX-MANAGED

GROWTH FUND

--------------------------------------------------------------------------------

PROSPECTUS


FEBRUARY 1, 1997




EV TRADITIONAL TAX-MANAGED
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           T-TGP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          February 1, 1997

                      EV CLASSIC TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS

                                                                          Page

                                    PART I


Additional Information about Investment Policies ......................    2
Investment Restrictions ...............................................    4
Trustees and Officers .................................................    5
Investment Adviser and Administrator ..................................    7
Custodian .............................................................   10
Service for Withdrawal ................................................   10
Determination of Net Asset Value ......................................   10
Investment Performance ................................................   11
Taxes .................................................................   13
Portfolio Security Transactions .......................................   15
Other Information .....................................................   16
Independent Certified Public Accountants ..............................   18
Financial Statements ..................................................   18


                                   PART II

Fees and Expenses .....................................................  a-1
Principal Underwriter .................................................  a-2
Distribution Plan .....................................................  a-2
Performance Information ...............................................  a-4
Control Persons and Principal Holders of Securities ...................  a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Foreign Securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Foreign Currency Transactions. The value of foreign assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


Forward Foreign Currency Exchange Contracts and Currency Futures. Forward foreign currency contracts ("forward contracts") are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may enter into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, to "lock" in the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

    Currency futures contracts are exchange traded instruments that may be used by the Portfolio for the purposes described in the preceding paragraphs as an alternative to the purchase or sale of forward currency exchange contracts. Currency futures contracts are similar in structure to stock index futures contracts, but change in value to reflect the movements of a currency or basket of currencies rather than a stock index. The Portfolio's investments in currency contracts are subject to limitations and restrictions similar to those set forth for the Portfolio's investments in stock index futures and options on stock index futures.

Risks Associated With Derivative Instruments. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Securities and Exchange Commission (the "Commission") takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes".

Limitations on Futures Contracts and Options. The Portfolio may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.


    In order to hedge its current or anticipated portfolio positions, the Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy.

    All call options on securities written by the Portfolio will be covered. This means that, the Portfolio will own the securities subject to the call option or an offsetting call option so long as the call option is outstanding.


Lending Portfolio Securities. Under present regulatory policies of the Commission, securities loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio will only lend securities to borrowers whose credit quality or claims paying ability is considered to be investment grade by the Investment Adviser. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If a borrower of securities from the Portfolio defaults on a securities loan, the Portfolio will, under proposed Treasury Regulations, be considered to have disposed of the securities in a taxable transaction. The Portfolio may experience delays in the recovery or loss of rights in loaned securities if a borrower of securities fails financially. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holder of the securities or the giving or withholding of their consent on a material matter affecting the investment. If the Investment Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets.

Asset Coverage Requirements. Transactions involving swaps, short sales, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. For swap transactions only the net obligations of the Portfolio will be covered. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Selection of Securities Used to Meet Redemptions. Investors in the Portfolio may redeem interests in the Portfolio at net asset value on a daily basis. Redemptions by the Fund's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by other investors in the Portfolio and may in the future be used to meet redemptions by the Fund's shareholders. See "How to Redeem Fund Shares" in the Fund's prospectus. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within five years of any contribution of securities, the Portfolio will not distribute such securities to any investor other than the contributing investor. In meeting a redemption of an investor within five years of a contribution of securities by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor. If the Portfolio were to do otherwise, certain investors who contributed securities could realize taxable gain. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. Investors in the Portfolio can request a diversified basket of securities, which may be distributed in the Investment Adviser's discretion. These redemption practices constrain the selection of securities distributed to meet redemptions and, consequently, may adversely affect the performance of the Portfolio and the Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemptions. It is impossible to predict whether the net result will be beneficial or detrimental to the Fund's performance.


Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds and will generally not exceed 20% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.


                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund or the Portfolio, as the case may be, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund or investors of the Portfolio. Neither the Fund nor the Portfolio may:

        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

        (2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

        (3) Engage in the underwriting of securities; or

        (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

        (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

        (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

        (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in any one industry.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the Investment Company Act of 1940 (the "1940 Act").

    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. Neither the Fund nor the Portfolio will sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions. Neither the Fund nor the Portfolio will invest for the purpose of exercising control or management of other companies. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of the Investment Adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in common stock. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policy set forth above.

    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money (except for short-term liquidity purposes) or; pledge its assets.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's Investment Adviser, Boston Management and Research ("BMR"), which is a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Trust, the Portfolio Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


M. DOZIER GARDNER (63), President and Trustee of the Trust*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


LANDON T. CLAY (70), President and Trustee of the Portfolio*
Chairman of Eaton Vance, BMR, EVC and EV and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JAMES B. HAWKES (55), Vice President of the Portfolio and the Trust and
Trustee of the Trust*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO


DUNCAN W. RICHARDSON (39), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Richardson was elected Vice President of the Portfolio on October 23, 1995.

WILLIAM H. AHERN, JR. (37), Vice President of the Trust
Assistant Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.


MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

M. KATHERINE KREIDER (36), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV since February 5, 1996.
  Senior Audit Manager (1993-1996), Audit Manager (1991-1993) -- Financial Services Industry Practice, Deloitte & Touche (1987-1996). Officer of various investment companies managed by Eaton Vance or BMR. Ms. Kreider was elected Assistant Treasurer of the Trust on February 21, 1996.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on October 23, 1995.


JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne became an officer of the Trust on June 19, 1995.


ERIC G. WOODBURY (39), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995 and of the Portfolio on October 23, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the Investment Company Act of 1940 ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.


    Trustees of the Portfolio who not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation received by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in Part II.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated October 23, 1995. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division cover stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George's staff includes 11 highly qualified investment professionals who manage U.S. $1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.


    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your "short-term" and "long-term" financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commission, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interest in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registration of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances),
(xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officer and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As of October 31, 1996, the Portfolio had net assts of $936,799,570. For the period from the Portfolio's start of business, December 1, 1995, to the fiscal year ended October 31, 1996, the Portfolio paid BMR advisory fees of $2,116,576 (equivalent to 0.618% (annualized) of the Portfolio's average daily net assets for such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Trust under the 1940 Act, (iii) commission, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purpose and for distribution of the same to shareholders and investors, and fees and expenses of registering and maintaining registration of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrar for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officer with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers or officers and Directors of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Clay, Gardner, Hawkes and Otis, who are officers or Trustees of the Trust and/ or the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Murphy, O'Connor, Richardson, Rynne, Terry and Woodbury, and Ms. Kreider and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the Eaton Vance, BMR and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal mining, venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Trust or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburse all funds and performs various other ministerial duties upon receipt of proper instruction from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. In view of Mr. Clay's interest in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the Investment Company Act of 1940, and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule.


    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. Either the shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio and of shares of the Fund is determined by IBT (as agent and custodian for the Fund and the Portfolio) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at the last sale prices or, if there were no sales on a particular day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represents that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period. See Part II for the Fund's total return.


    The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs") and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices, for example: Standard & Poor's Index of 400 Common Stocks, Standard & Poor's Index of 500 Common Stocks, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, the Dow Jones Industrial Average and Morgan Stanley Global Equity. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, and other investment companies.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations (e.g. Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch Private Client Group, Bloomberg, L.P., Dow Jones & Company, Inc., and the Federal Reserve Board) or included in various publications (e.g. The Wall Street Journal, Barron's and The Decade: Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks.

    Information about the allocation and holdings of investments in the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/Weisenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- costs associated with aging parents;

    -- funding a college education (including its actual and estimated cost);

    -- health care expenses (including actual and projected expenses);

    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                             HYPOTHETICAL RETURNS


    The following analysis compares the after-tax returns achieved from three hypothetical investments with identical pre-tax returns of 10% per year. The first hypothetical investment is a tax-managed equity mutual fund whose returns consist entirely of deferred gains (no dividend income and no realized capital gains). Note - It is anticipated the Fund will distribute some net investment income and capital gains in some years, so the hypothetical may not be entirely applicable. The second hypothetical investment is a conventional equity mutual fund, managed without regard to investor tax considerations, whose 10% annual returns consist of 2% return from dividend income and 8% return from realized capital gains, three-quarters of which are long-term gains and one-quarter of which are short-term gains. The third hypothetical investment is a variable annuity fund, which by its structure defers taxation on all income and gains. The third hypothetical investment is a variable annuity fund, which by its structure defers taxation on all income and gains. The investor is assumed to pay federal taxes at the highest rate applicable to individual income and gains, including the effect of the itemized deduction phaseout. This rate is 40.8% for dividend income and short-term capital gains and 29.2% for long-term capital gains. The investor is assumed to pay no state or local taxes.


    An initial investment of $10,000 in each of the three hypothetical funds would grow in value to:

                                             CONVENTIONAL EQUITY    VARIABLE
                          TAX-MANAGED FUND       MUTUAL FUND       ANNUITY FUND
                          ----------------       -----------       ------------

    After 10 years:            $25,937             $18,942           $25,937
    After 20 years:            $67,275             $35,881           $67,275

    The returns from the tax-managed fund and the variable annuity fund are the same since the pre-tax returns are assumed to be identical and no taxes have been paid in either case. The returns from the conventional fund are substantially lower due to the taxes paid each year in connection with the funds dividend income and realized long-term and short-term capital gains.

    If the hypothetical fund investments were each to be sold, the amount realized from the sale, net of taxes, would be:

                                             CONVENTIONAL EQUITY    VARIABLE
                          TAX-MANAGED FUND       MUTUAL FUND       ANNUITY FUND
                          ----------------       -----------       ------------

    After 10 years:            $21,286             $18,942           $19,437
    After 20 years:            $50,558             $35,881           $43,914

    The proceeds from selling the conventional fund, net of taxes, equals the value of the shares (from above), since no gain is recognized at sale. The net-of-tax proceeds of the tax-managed fund position is reduced by the capital gains taxes due on the accumulated gain. The net-of-tax proceeds of the variable annuity is reduced by taxes on the accumulated income and gain, all of which is taxed as ordinary income.

    If the holder of the hypothetical fund investments were to die, the value of the investment passing to the estate would be:

                                             CONVENTIONAL EQUITY    VARIABLE
                          TAX-MANAGED FUND       MUTUAL FUND       ANNUITY FUND
                          ----------------       -----------       ------------

    After 10 years:            $25,937             $18,942           $19,437
    After 20 years:            $67,275             $35,881           $43,914

    The value of the tax-managed fund and the conventional fund would pass through to the estate without being taxed and their tax basis would be adjusted upward to the value at the time of death. The value of the variable annuity would be reduced by taxes at the ordinary income rate on the accumulated income and gain, as if the investor had sold the position.

                                    TAXES

    See also "Distribution and Taxes" in the Fund's current Prospectus.


    The Fund, as a series of a Massachusetts business trust, will be treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Further, under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss. Positions of the Portfolio in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may, upon allocation of the Portfolio's income, gain or loss to the Fund, affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to- market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.

    Certain investors in the Portfolio, including RICs, have acquired interests in the Portfolio by contributing securities. Due to tax considerations, during the first five years following the contribution of securities to the Portfolio by an investor, such securities will not be distributed to any investor other than the investor who contributed those securities. Investors who acquire an interest in the Portfolio by contributing securities and who redeem that interest within five years thereafter will generally receive back one or more of the securities they contributed. In partial redemptions by such investors during this period, the Portfolio will attempt to accommodate requests to distribute initially those contributed securities and share lots with the highest cost basis.

    The Portfolio has significant holdings of highly appreciated securities that were contributed to the Portfolio by investors other than the Fund. If such securities were to be sold, the resulting capital gain would be allocated disproportionately among the Portfolio's investors, with the result that the Fund would not be subject to taxation on any gain arising prior to the contribution of the securities to the Portfolio.

    Distributions by the Fund of the excess of net long-term capital gains over short-term capital losses earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    The Fund will not be subject to Massachusetts income, corporate excise or franchise taxation as long as it qualifies as a RIC under the Code.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges) at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of certain other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR may receive Research Services from broker-dealer firms with which BMR places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Portfolio that the benefits available from BMR's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the period from the Portfolio's start of business, December 1, 1995, to the fiscal year ended October 31, 1996, the Portfolio paid brokerage commissions of $144,815 on portfolio security transactions, of which approximately $112,018 was paid in respect of portfolio security transactions aggregating approximately $89,523,457 to firms which provided some Research Services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                              OTHER INFORMATION

    On July 10, 1995, the Trust changed its name from Eaton Vance Government Obligations Trust to Eaton Vance Mutual Funds Trust. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated May 7, 1984, as amended. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of federal laws or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes set in person or by proxy at a meeting called for the purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting. The By-laws also provide that the Trustees shall promptly call a meeting of shareholders for the purpose of voting upon a question of removal of a Trustee when requested so to do by the record holders of not less than 10 per centum of the outstanding shares.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio or the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Deloitte & Touche, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio for the fiscal year ended October 31, 1996, as previously filed electronically with the Commission:

             EV Classic Tax-Managed Growth Fund (0000950156-97-000030)
             EV Marathon Tax-Managed Growth Fund (0000950156-97-000034)
             EV Traditional Tax-Managed Growth Fund (0000950156-97-000033)

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on June 24, 1996.

                              FEES AND EXPENSES
DISTRIBUTION PLAN
    For the period from the start of business, August 2, 1996, to the fiscal year ended October 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $16,878 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $9,181, and the Principal Underwriter received $5,750 in CDSCs which were imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $642,000 (which amount was equivalent to 5.90% of the Fund's net assets on such date). During the fiscal year ended October 31, 1996, the Fund made service fee payments aggregating $3,060, all of which were paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, August 2, 1996, to the fiscal year ended October 31, 1996, the Fund paid the Principal Underwriter $22.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1) :

                         ESTIMATED           ESTIMATED        TOTAL COMPENSATION
                       COMPENSATION        COMPENSATION         FROM TRUST AND
NAME                     FROM FUND        FROM PORTFOLIO          FUND COMPLEX
----                     ---------        --------------          ------------
Donald R. Dwight            $9                $1,254               $142,500(2)
Samuel L. Hayes, III         8                 1,220                153,750(3)
Norton H. Reamer             8                 1,191                142,500
John L. Thorndike            8                 1,270                145,500
Jack L. Treynor              9                 1,319                147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER

    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN

    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Classic Group of Funds which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions, distribution fees and service fees to the Principal Underwriter which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fee payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the sales commissions, distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust as required by Rule 12b-1. The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and
(ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the one-, five- and ten-year periods ended October 31, 1996. The total return for the period prior to the Fund's commencement of operations on August 2, 1996 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution and service fees and certain other expenses.


                         VALUE OF A $1,000 INVESTMENT

                                 VALUE OF       VALUE OF          TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                INVESTMENT     INVESTMENT           DEDUCTING CDSC               DEDUCTING CDSC*
   INVESTMENT      INVESTMENT   BEFORE CDSC    AFTER CDSC    -----------------------------  --------------------------
     PERIOD           DATE      ON 10/31/96   ON 10/31/96      CUMULATIVE     ANNUALIZED    CUMULATIVE    ANNUALIZED
-----------------  -----------  -----------  --------------  --------------  -------------  -----------  -------------
10 years ended
10/31/96            10/31/86     $3,949.87     $3,949.87        294.99%         14.72%        294.99%       14.72%
5 years ended
10/31/96            10/31/91     $2,095.52     $2,095.52        109.55%         15.95%        109.55%       15.95%
1 year ended
10/31/96            10/31/95     $1,220.21     $1,210.21         22.02%         22.02%         21.02%       21.02%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate;
shares, when redeemed, may be worth more or less than their original cost.

----------
* No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 1, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 1, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 28.72% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names:
Western New York Labor Income Security Fund, Buffalo, NY (19.72%) and Painewebber FBO Ann E. Garvey, Trustee, Annie's Revocable Trust DTD 4/12/ 90, Wichita, KS (7.38%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
--------------------------
             Mutual Funds


EV CLASSIC
TAX-MANAGED GROWTH FUND
---------------------------------------------------------------------------


STATEMENT OF
ADDITIONAL INFORMATION
FEBRUARY 1, 1997




EV CLASSIC
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                      C-TGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1997

                     EV MARATHON TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".


                              TABLE OF CONTENTS                           Page
                                    PART I
Additional Information about Investment Policies .....................      2
Investment Restrictions ..............................................      4
Trustees and Officers ................................................      5
Investment Adviser and Administrator .................................      7
Custodian ............................................................     10
Service for Withdrawal ...............................................     10
Determination of Net Asset Value .....................................     10
Investment Performance ...............................................     11
Taxes ................................................................     13
Portfolio Security Transactions ......................................     15
Other Information ....................................................     16
Independent Certified Public Accountants .............................     18
Financial Statements .................................................     18

                                   PART II
Fees and Expenses ....................................................    a-1
Principal Underwriter ................................................    a-1
Distribution Plan ....................................................    a-2
Performance Information ..............................................    a-3
Control Persons and Principal Holders of Securities ..................    a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).


    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON TAX-MANAGED GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC TAX-MANAGED GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on October 23, 1995.

                              FEES AND EXPENSES


DISTRIBUTION PLAN
    For the period from the start of business, March 28, 1996, to the fiscal year ended October 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,537,475 on sales of Fund shares. During the same period, the Fund paid sales commissions under the Plan to the Principal Underwriter aggregating $126,080, and the Principal Underwriter received $6,015 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,260,000 (which amount was equivalent to 4.10% of the Fund's net assets on such date). The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.


PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, March 28, 1996, to the fiscal year ended October 31, 1996, the Fund paid the Principal Underwriter $77.50 for repurchase transactions handled by the Principal Underwriter.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):


                         ESTIMATED          ESTIMATED       TOTAL COMPENSATION
                        COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                     FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                    ------------      --------------    ------------------
Donald R. Dwight            $88               $1,254           $142,500(2)
Samuel L. Hayes, III         79                1,220            153,750(3)
Norton H. Reamer             78                1,191            142,500
John L. Thorndike            82                1,270            147,500
Jack L. Treynor              88                1,319            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER


    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                              DISTRIBUTION PLAN

    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of a liability under such accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses Distribution Plan" in this
Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio, resulting from sale of Fund shares and through the sales commissions and distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes, other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance Management) and by the Board of Trustees of the Trust as required by Rule 12b-1. The Plan provides that it shall continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the one-, five- and ten- year periods ended October 31, 1996. The total return for the period prior to the Fund's commencement of operations on March 28, 1996 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution and service fees and certain other expenses.

                                                   VALUE OF $1,000 INVESTMENT
                                           VALUE OF        VALUE OF
                                          INVESTMENT      INVESTMENT            TOTAL RETURN                  TOTAL RETURN
                          INVESTMENT     BEFORE CDSC     AFTER CDSC*        BEFORE DEDUCTING CDSC         AFTER DEDUCTING CDSC*
                             DATE        ON 10/31/96     ON 10/31/96      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
                          ----------     -----------     -----------      ----------     ----------     ----------     ----------
10 years ended
  10/31/96                 10/31/86       $3,959.28       $3,959.28        295.93%         14.75%         295.95%        14.75%
5 years ended
  10/31/96                 10/31/91       $2,100.46       $2,080.46        110.05%         16.00%         108.05%        15.78%
1 year ended
  10/31/96                 10/31/95       $1,223.09       $1,173.09         22.31%         22.31%          17.31%        17.31%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 1, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 1, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 22.96% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
-----------------
     Mutual Funds

EV MARATHON

TAX-MANAGED GROWTH FUND

--------------------------------------------------------------------------------

STATEMENT OF

ADDITIONAL INFORMATION


FEBRUARY 1, 1997




EV MARATHON
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        M-TGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1997

                    EV TRADITIONAL TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS                        Page


                                    PART I
Additional Information about Investment Policies ...............         2
Investment Restrictions ........................................         4
Trustees and Officers ..........................................         5
Investment Adviser and Administrator ...........................         7
Custodian ......................................................        10
Service for Withdrawal .........................................        10
Determination of Net Asset Value ...............................        10
Investment Performance .........................................        11
Taxes ..........................................................        13
Portfolio Security Transactions ................................        15
Other Information ..............................................        16
Independent Certified Public Accountants .......................        18
Financial Statements ...........................................        18


                                   PART II
Fees and Expenses ..............................................       a-1
Services for Accumulation ......................................       a-2
Principal Underwriter ..........................................       a-2
Service Plan ...................................................       a-3
Performance Information ........................................       a-4
Control Persons and Principal Holders of Securities ............       a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).


    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL TAX-MANAGED GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC TAX-MANAGED GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on October 23, 1995.

                              FEES AND EXPENSES


SERVICE PLAN
    The Fund has not made any service fee payments to the Principal Underwriter under the Plan to date. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal year ended October 31, 1996 was $855,011 of which $105,772 was paid to the Principal Underwriter and the balance of which was paid to Authorized Firms.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, March 28, 1996, to the fiscal year ended October 31, 1996, the Fund paid the Principal Underwriter $57.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):


                             ESTIMATED        ESTIMATED     TOTAL COMPENSATION
                            COMPENSATION     COMPENSATION     FROM TRUST AND
NAME                         FROM FUND      FROM PORTFOLIO     FUND COMPLEX
----                        ------------    --------------  ------------------
Donald R. Dwight                 $9             $1,254           $142,500(2)
Samuel L. Hayes III               8              1,220            153,750(3)
Norton H. Reamer                  8              1,191            142,500
John L. Thorndike                 8              1,270            147,500
Jack L. Treynor                   9              1,319            147,500
------------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                          SERVICES FOR ACCUMULATION


    The following services and are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

Intended Quantity Investment - Statement of Intention. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made accordingly. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation - Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $80,000 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested), which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and
(ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            PRINCIPAL UNDERWRITER


    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus. Such table is applicable to purchases of Fund shares alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of Fund shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.


    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.


    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the distribution agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The distribution agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms on the sale of Fund shares. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. See "Fees and Expenses" in this Part II for the sales charge paid to the Principal Underwriter and Authorized Firms.


                                 SERVICE PLAN


    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sale charge rule of the National Association of Securities Dealers, Inc. (the "NASD") (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan continues in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Non-interested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Non-interested Trustees or by vote of a majority of the outstanding voting securities of the Fund. Pursuant to the Rule, the Plan has been approved by the Board of Trustees of the Trust, including the Non-interested Trustees.

    Under the Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholder. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares of the Fund covering the one-, five and ten-year periods ended October 31, 1996. Total return for the period prior to the Fund's commencement of operations on March 28, 1996 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's service fee or certain other expenses.

                                                   VALUE OF $1,000 INVESTMENT
                                                                              TOTAL RETURN                   TOTAL RETURN
                                         VALUE OF       VALUE OF           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
     INVESTMENT         INVESTMENT       INITIAL       INVESTMENT             SALES CHARGE                   SALES CHARGE
       PERIOD              DATE        INVESTMENT*     ON 10/31/96     CUMULATIVE      ANNUALIZED      CUMULATIVE     ANNUALIZED
     ----------         ----------     -----------     -----------     ----------      ----------      ----------     ----------
10 years ended
  10/31/96               10/31/86        $952.19        $3,776.66       296.64%          14.77%         277.67%         14.21%
5 years ended
  10/31/96               10/31/91        $952.03        $2,003.31       110.42%          16.04%         100.33%         14.91%
1 year ended
  10/31/96               10/31/95        $952.29        $1,166.83        22.53%          22.53%          16.68%         16.68%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


------------
*Initial investment less the current maximum sales charge of 4.75%.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 1, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 1, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 17.58% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
-----------------
     Mutual Funds

EV TRADITIONAL

TAX-MANAGED

GROWTH

FUND



STATEMENT OF

ADDITIONAL INFORMATION


FEBRUARY 1, 1997




EV TRADITIONAL
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        T-TGSAI

                                    PART C
                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

       (A) FINANCIAL STATEMENTS


         INCLUDED IN PART A:
            FOR EV CLASSIC TAX-MANAGED GROWTH FUND:
              Financial Highlights for the period from the start of business,
                August 2, 1996, through October 31, 1996.
            FOR EV MARATHON TAX-MANAGED GROWTH FUND:
              Financial Highlights for the period from the start of business,
                March 28, 1996, through October 31, 1996.
            FOR EV TRADITIONAL TAX-MANAGED GROWTH FUND:
              Financial Highlights for the period from the start of business,
                March 28, 1996, through October 31, 1996.

         INCLUDED IN PART B:
              INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
                CONTAINED IN THE ANNUAL REPORTS FOR THE FOLLOWING FUNDS, EACH DATED OCTOBER 31, 1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940):
                  EV Classic Tax-Managed Growth Fund
                    (Accession No. 0000950156-97-000030)
                  EV Marathon Tax-Managed Growth Fund
                    (Accession No. 0000950156-97-000034)
                  EV Traditional Tax-Managed Growth Fund
                    (Accession No. 0000950156-97-000033)

                The Financial Statements for the above-referenced Funds for the time periods set forth in the Funds' Annual Reports include:
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statements of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements
                      Independent Auditors' Report

              ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL
                STATEMENTS OF TAX-MANAGED GROWTH PORTFOLIO, WHICH ARE CONTAINED IN EACH FUND'S ANNUAL REPORT DATED OCTOBER 31, 1996. THE FINANCIAL STATEMENTS FOR THE PORTFOLIO FOR THE TIME PERIODS SET FORTH IN EACH FUND'S ANNUAL REPORT ARE AS FOLLOWS:
                      Portfolio of Investments
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Supplementary Data
                      Notes to Financial Statements
                      Independent Auditors' Report


       (B) EXHIBITS:

   (1)(a)           Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a)
                    to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b)           Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post-
                    Effective Amendment No. 23 and incorporated herein by reference.

      (c)           Amendment and Restatement of Establishment and Designation of Series dated October 23,
                    1995 filed as Exhibit (1)(c) to Post-Effective Amendment No. 26 and incorporated herein by reference.
      (d)           Amendment and Restatement of Establishment and Designation of Series of Shares dated
                    May 7, 1996 filed as Exhibit (1)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.


      (e)           Establishment and Designation of Classes of Shares of Beneficial Interest dated
                    November 18, 1996 filed as Exhibit 1(e) to Post-Effective Amendment No. 31 and incorporated herein by reference.


   (2)(a)           By-Laws (As Amended November 3, 1986) filed as Exhibit (2)(a) to Post-Effective
                    Amendment No. 23 and incorporated herein by reference.


      (b)           Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
                    Amendment No. 23 and incorporated herein by reference.


   (3)              Not applicable

   (4)              Not applicable

   (5)(a)           Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term
                    Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective
                    Amendment No. 23 and incorporated herein by reference.

      (b)           Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
                    Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.

   (6)(a)(1)        Distribution Agreement with Eaton Vance Distributors, Inc. for Eaton Vance Government
                    Obligations Trust (now EV Traditional Government Obligations Fund) dated July 9, 1984 filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (2)        Distribution Agreement with Eaton Vance Distributors, Inc. for Eaton Vance Short-Term
                    Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as
                    Exhibit (6)(a)(2) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (3)        Amended Distribution Agreement with Eaton Vance Distributors, Inc. for EV Classic
                    Government Obligations Fund dated January 27, 1995 filed as Exhibit (6)(a)(3) to Post-
                    Effective Amendment No. 22 and incorporated herein by reference.

         (4)        Distribution Agreement with Eaton Vance Distributors, Inc. for EV Marathon Government
                    Obligations Fund dated October 28, 1993 filed as Exhibit (6)(a)(3) to Post-Effective
                    Amendment No. 2 and incorporated herein by reference.

         (5)        Distribution Agreement with Eaton Vance Distributors, Inc. for EV Marathon High Income
                    Fund dated July 31, 1995 filed as Exhibit (6)(a)(5) to Post-Effective Amendment No. 25
                    and incorporated herein by reference.

         (6)        Distribution Agreement with Eaton Vance Distributors, Inc. for EV Classic High Income
                    Fund dated July 31, 1995 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 25
                    and incorporated herein by reference.

         (7)        Distribution Agreement with Eaton Vance Distributors, Inc. for EV Classic Strategic
                    Income Fund dated August 15, 1995 filed as Exhibit (6)(a)(7) to Post-Effective
                    Amendment No. 24 and incorporated herein by reference.

         (8)        Distribution Agreement with Eaton Vance Distributors, Inc. for EV Marathon Strategic
                    Income Fund dated August 15, 1995 filed as Exhibit (6)(a)(8) to Post-Effective
                    Amendment No. 24 and incorporated herein by reference.

         (9)        Distribution Agreement between Eaton Vance Cash Management Fund and Eaton Vance
                    Distributors, Inc. dated August 15, 1995, filed as Exhibit (6)(a)(9) to Post-Effective
                    Amendment No. 25 and incorporated herein by reference.

         (10)       Distribution Agreement with Eaton Vance Distributors, Inc. for Eaton Vance Liquid
                    Assets Fund dated August 15, 1995 filed as Exhibit (6)(a)(10) to Post-Effective
                    Amendment No. 25 and incorporated herein by reference.

         (11)       Distribution Agreement with Eaton Vance Distributors, Inc. for Eaton Vance Money Market
                    Fund dated August 15, 1995 filed as Exhibit (6)(a)(11) to Post-Effective Amendment No.
                    25 and incorporated herein by reference.

         (12)       Distribution Agreement between Eaton Vance Tax Free Reserves and Eaton Vance
                    Distributors, Inc. dated August 15, 1995 filed as Exhibit (6)(a)(12) to Post-Effective
                    Amendment No. 25 and incorporated herein by reference.

         (13)       Distribution Agreement with Eaton Vance Distributors, Inc. for EV Marathon Tax-Managed
                    Growth Fund dated March 20, 1996 filed as Exhibit (6)(a)(13) to Post-Effective
                    Amendment No. 28 and incorporated herein by reference.

         (14)       Distribution Agreement with Eaton Vance Distributors, Inc. for EV Traditional Tax-
                    Managed Growth Fund dated March 20, 1996 filed as Exhibit (6)(a)(14) to Post-Effective
                    Amendment No. 28 and incorporated herein by reference.

         (15)       Distribution Agreement with EV Distributors, Inc. for EV Classic Tax-Managed Growth
                    Fund dated May 7, 1996 filed as Exhibit (6)(a)(15) to Post-Effective Amendment No. 30
                    and incorporated herein by reference.

      (b)           Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
                    filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-
                    Effective Amendment No. 61 and incorporated herein by reference.

      (c)           Schedule of Dealer Discounts and Sales Charges filed as Exhibit (6)(c) to the
                    Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and
                    incorporated herein by reference.

   (7)              The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No.
                    IC-20671 (November 1, 1994).

   (8)(a)           Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
                    Exhibit (8) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b)           Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
                    1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

   (9)(a)           Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated October 23, 1995) under Rule 8b-31 under the Investment Company Act of 1940, as amended, filed as Exhibit (9)(a) to
                    Post-Effective Amendment No. 24 and incorporated herein by reference.


      (b)           Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post-Effective
                    Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos.
                    2-22019, 811-1241) and incorporated herein by reference.

      (c)           Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to
                    Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth
                    Trust (File Nos. 2-22019, 811-1241)  and incorporated herein by reference.


      (d)           Amended Schedule A to Administrative Services Agreement dated May 7, 1996 filed as
                    Exhibit (9)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.

  (10)              Not applicable


  (11)(a)           Consent of Independent Auditors for EV Classic Tax-Managed Growth Fund filed herewith.

      (b)           Consent of Independent Auditors for EV Marathon Tax-Managed Growth Fund filed herewith.

      (c)           Consent of Independent Auditors for EV Traditional Tax-Managed Growth Fund filed herewith.

  (13)              Not applicable


  (14)(a)           Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption
                    Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (b)           Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with
                    Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase
                    Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan
                    Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6)
                    Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective
                    Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (c)           Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form
                    filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the
                    Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (d)           Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption
                    Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

  (15)(a)           Service Plan for Eaton Vance Government Obligations Fund (now EV Traditional Government
                    Obligations Fund) dated July 7, 1993 filed as Exhibit (15)(a) to Post-Effective
                    Amendment No. 23 and incorporated herein by reference.

      (b)           Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                    Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated
                    February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and
                    incorporated herein by reference.

      (c)           Amended Distribution Plan for EV Classic Government Obligations Fund pursuant to Rule
                    12b-1 under the Investment Company Act of 1940 dated January 27, 1995 filed as Exhibit
                    (15)(c) to Post-Effective Amendment No. 22 and incorporated herein by reference.

      (d)           Distribution Plan for EV Marathon Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 28, 1993 filed as Exhibit (15) (d) to
                    Post-Effective Amendment No. 23 and incorporated herein by reference.

      (e)           Distribution Plan for EV Marathon High Income Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(e) to Post-
                    Effective Amendment No. 25 and incorporated herein by reference.

      (f)           Distribution Plan for EV Classic High Income Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(f) to Post-
                    Effective Amendment No. 25 and incorporated herein by reference.

      (g)           Distribution Plan for EV Classic Strategic Income Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post-
                    Effective Amendment No. 24 and incorporated herein by reference.

      (h)           Distribution Plan for EV Marathon Strategic Income Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to
                    Post-Effective Amendment No. 24 and incorporated herein by reference.

      (i)           Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(i) to Post-
                    Effective Amendment No. 25 and incorporated herein by reference.

      (j)           Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(j) to Post-
                    Effective Amendment No. 25 and incorporated herein by reference.


      (k)           Distribution Plan for EV Marathon Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated March 20, 1996 filed as Exhibit (15)(k) to
                    Post-Effective Amendment No. 28 and incorporated herein by reference.


      (l)           Service Plan for EV Traditional Tax-Managed Growth Fund dated March 20, 1996 filed as
                    Exhibit (15)(l) to Post-Effective Amendment No. 28 and incorporated herein by reference.

      (m)           Distribution Plan for EV Classic Tax-Managed Growth Fund pursuant to Rule 12b-1 under the
                    Investment Company Act of 1940 dated August 1, 1996 filed as Exhibit (15)(m) to
                    Post-Effective Amendment No. 30 and incorporated herein by reference.

  (16)              Schedules for Computation of Performance Quotations filed herewith.

  (17)(a)           Power of Attorney for Eaton Vance Mutual Funds Trust dated July 11, 1995 filed as
                    Exhibit (17)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b)           Power of Attorney for Government Obligations Portfolio dated June 19, 1995 filed as
                    Exhibit (17)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (c)           Power of Attorney for High Income Portfolio dated June 19, 1995 filed as Exhibit (17)
                    (c) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (d)           Power of Attorney for Strategic Income Portfolio dated August 7, 1995 filed as Exhibit
                    (17)(d) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (e)           Power of Attorney for Cash Management Portfolio dated August 7, 1995 filed as Exhibit
                    (17)(e) to Post-Effective Amendment No. 25 and incorporated herein by reference.

      (f)           Power of Attorney for Tax-Managed Growth Portfolio dated October 23, 1995 filed as
                    Exhibit (17)(f) to Post-Effective Amendment No. 26 and incorporated herein by reference.


  (18)              Multiple Class Plan for Institutional Shares dated November 18, 1996 filed as Exhibit
                    (18) to Post-Effective Amendment No. 31 and incorporated herein by reference.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                            (1)                                                      (2)
                      TITLE OF CLASS                                      NUMBER OF RECORD HOLDERS
      Shares of beneficial interest without par value                      as of December 31, 1996

           Eaton Vance Short-Term Treasury Fund                                        54
          EV Classic Government Obligations Fund                                      852
          EV Marathon Government Obligations Fund                                   3,393
        EV Traditional Government Obligations Fund                                  9,472
                EV Classic High Income Fund                                           341
               EV Marathon High Income Fund                                        15,950
             EV Classic Strategic Income Fund                                          19
             EV Marathon Strategic Income Fund                                      5,574
            EV Classic Tax-Managed Growth Fund                                        488
            EV Marathon Tax-Managed Growth Fund                                     3,498
          EV Traditional Tax-Managed Growth Fund                                    1,386
             Eaton Vance Cash Management Fund                                       2,179
              Eaton Vance Liquid Assets Fund                                          565
               Eaton Vance Money Market Fund                                          649
               Eaton Vance Tax Free Reserves                                          174


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust, dated August 17, 1993 permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adiviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

  EV Classic Florida Limited Maturity                   EV Classic National Municipals Fund
    Municipals Fund                                     EV Classic New York Limited Maturity
  EV Classic Government Obligations Fund                  Municipals Fund
  EV Classic Greater China Growth Fund                  EV Classic Pennsylvania Limited Maturity
  EV Classic Growth Fund                                  Municipals Fund
  EV Classic High Income Fund                           EV Classic Senior Floating-Rate Fund
  EV Classic Information Age Fund                       EV Classic Strategic Income Fund
  EV Classic Investors Fund                             EV Classic Special Equities Fund
  EV Classic Massachusetts Limited Maturity             EV Classic Stock Fund
    Municipals Fund                                     EV Classic Tax-Managed Growth Fund
  EV Classic National Limited Maturity                  EV Classic Total Return Fund
    Municipals Fund                                     EV Marathon Alabama Municipals Fund

  EV Marathon Arizona Municipals Fund                   EV Marathon South Carolina Municipals Fund
  EV Marathon Arkansas Municipals Fund                  EV Marathon Special Equities Fund
  EV Marathon Asian Small Companies Fund                EV Marathon Stock Fund
  EV Marathon California Limited Maturity               EV Marathon Tax-Managed Growth Fund
    Municipals Fund                                     EV Marathon Tennessee Municipals Fund
  EV Marathon California Municipals Fund                EV Marathon Texas Municipals Fund
  EV Marathon Colorado Municipals Fund                  EV Marathon Total Return Fund
  EV Marathon Connecticut Limited Maturity              EV Marathon Virginia Municipals Fund
    Municipals Fund                                     EV Marathon West Virginia Municipals Fund
  EV Marathon Connecticut Municipals Fund               EV Marathon Worldwide Health Sciences Fund
  EV Marathon Emerging Markets Fund                     EV Traditional Alabama Municipals Fund
  EV Marathon Florida Insured Municipals Fund           EV Traditional Arizona Municipals Fund
  EV Marathon Florida Limited Maturity                  EV Traditional Arkansas Municipals Fund
    Municipals Fund                                     EV Traditional Asian Small Companies Fund
  EV Marathon Florida Municipals Fund                   EV Traditional California Limited Maturity
  EV Marathon Georgia Municipals Fund                     Municipals Fund
  EV Marathon Gold & Natural Resources Fund             EV Traditional California Municipals Fund
  EV Marathon Government Obligations Fund               EV Traditional Colorado Municipals Fund
  EV Marathon Greater China Growth Fund                 EV Traditional Connecticut Limited Maturity
  EV Marathon Greater India Fund                          Municipals Fund
  EV Marathon Growth Fund                               EV Traditional Connecticut Municipals Fund
  EV Marathon Hawaii Municipals Fund                    EV Traditional Emerging Growth Fund
  EV Marathon High Income Fund                          EV Traditional Emerging Markets Fund
  EV Marathon High Yield Municipals Fund                EV Traditional Florida Insured Municipals Fund
  EV Marathon Information Age Fund                      EV Traditional Florida Limited Maturity
  EV Marathon Investors Fund                              Municipals Fund
  EV Marathon Kansas Municipals Fund                    EV Traditional Florida Municipals Fund
  EV Marathon Kentucky Municipals Fund                  EV Traditional Georgia Municipals Fund
  EV Marathon Louisiana Municipals Fund                 EV Traditional Government Obligations Fund
  EV Marathon Maryland Municipals Fund                  EV Traditional Greater China Growth Fund
  EV Marathon Massachusetts Limited Maturity            EV Traditional Greater India Fund
    Municipals Fund                                     EV Traditional Growth Fund
  EV Marathon Massachusetts Municipals Fund             EV Traditional Hawaii Municipals Fund
  EV Marathon Michigan Limited Maturity                 EV Traditional High Yield Municipals Fund
    Municipals Fund                                     Eaton Vance Income Fund of Boston
  EV Marathon Michigan Municipals Fund                  EV Traditional Information Age Fund
  EV Marathon Minnesota Municipals Fund                 EV Traditional Investors Fund
  EV Marathon Mississippi Municipals Fund               EV Traditional Kansas Municipals Fund
  EV Marathon Missouri Municipals Fund                  EV Traditional Kentucky Municipals Fund
  EV Marathon National Limited Maturity                 EV Traditional Louisiana Municipals Fund
     Municipals Fund                                    EV Traditional Maryland Municipals Fund
  EV Marathon National Municipals Fund                  EV Traditional Massachusetts Municipals Fund
  EV Marathon New Jersey Limited Maturity               EV Traditional Michigan Limited Maturity
    Municipals Fund                                       Municipals Fund
  EV Marathon New Jersey Municipals Fund                EV Traditional Michigan Municipals Fund
  EV Marathon New York Limited Maturity                 EV Traditional Minnesota Municipals Fund
    Municipals Fund                                     EV Traditional Mississippi Municipals Fund
  EV Marathon New York Municipals Fund                  EV Traditional Missouri Municipals Fund
  EV Marathon North Carolina Municipals Fund            Eaton Vance Municipal Bond Fund L.P.
  EV Marathon Ohio Limited Maturity                     EV Traditional National Limited Maturity
    Municipals Fund                                       Municipals Fund
  EV Marathon Ohio Municipals Fund                      EV Traditional National Municipals Fund
  EV Marathon Oregon Municipals Fund                    EV Traditional New Jersey Limited Maturity
  EV Marathon Pennsylvania Limited Maturity               Municipals Fund
    Municipals Fund                                     EV Traditional New Jersey Municipals Fund
  EV Marathon Pennsylvania Municipals Fund              EV Traditional New York Limited Maturity
  EV Marathon Rhode Island Municipals Fund                Municipals Fund
  EV Marathon Strategic Income Fund                     EV Traditional New York Municipals Fund

  EV Traditional North Carolina Municipals Fund         EV Traditional Total Return Fund
  EV Traditional Ohio Limited Maturity                  EV Traditional Virginia Municipals Fund
    Municipals Fund                                     EV Traditional West Virginia Municipals Fund
  EV Traditional Ohio Municipals Fund                   EV Traditional Worldwide Health Sciences
  EV Traditional Oregon Municipals Fund                   Fund, Inc.
  EV Traditional Pennsylvania Municipals Fund           Eaton Vance Cash Management Fund
  EV Traditional Rhode Island Municipals Fund           Eaton Vance Liquid Assets Fund
  EV Traditional South Carolina Municipals Fund         Eaton Vance Money Market Fund
  EV Traditional Special Equities Fund                  Eaton Vance Prime Rate Reserves
  EV Traditional Stock Fund                             Eaton Vance Short-Term Treasury Fund
  EV Traditional Tax-Managed Growth Fund                Eaton Vance Tax Free Reserves
  EV Traditional Tennessee Municipals Fund              Massachusetts Municipal Bond Portfolio
  EV Traditional Texas Municipals Fund

    (B)

                  (1)                                            (2)                                           (3)
          NAME AND PRINCIPAL                            POSITIONS AND OFFICES                         POSITIONS AND OFFICE
           BUSINESS ADDRESS*                         WITH PRINCIPAL UNDERWRITER                          WITH REGISTRANT
           -----------------                         --------------------------                          ---------------
James B. Hawkes                                Vice President and Director                        Vice President and Trustee
William M. Steul                               Vice President and Director                        None
Wharton P. Whitaker                            President and Director                             None
Chris Berg                                     Vice President                                     None
Kate Bradshaw                                  Vice President                                     None
David B. Carle                                 Vice President                                     None
James S. Comforti                              Vice President                                     None
Raymond Cox                                    Vice President                                     None
Mark P. Doman                                  Vice President                                     None
Alan R. Dynner                                 Vice President                                     None
James Foley                                    Vice President                                     None
Michael A. Foster                              Vice President                                     None
William M. Gillen                              Senior Vice President                              None
Hugh S. Gilmartin                              Vice President                                     None
Perry D. Hooker                                Vice President                                     None
Thomas P. Luka                                 Vice President                                     None
John Macejka                                   Vice President                                     None
Timothy D. McCarthy                            Vice President                                     None
Joseph T. McMenamin                            Vice President                                     None
Morgan C. Mohrman                              Senior Vice President                              None
James A. Naughton                              Vice President                                     None
Mark D. Nelson                                 Vice President                                     None
Linda D. Newkirk                               Vice President                                     None
James L. O'Connor                              Vice President                                     Treasurer
Thomas Otis                                    Secretary and Clerk                                Secretary
George D. Owen, II                             Vice President                                     None
F. Anthony Robinson                            Vice President                                     None
Jay S. Rosoff                                  Vice President                                     None
Benjamin A. Rowland, Jr.                       Vice President,                                    None
                                                 Treasurer and Director
John P. Rynne                                  Vice President                                     None
Kevin Schrader                                 Vice President                                     None
George V.F. Schwab, Jr.                        Vice President                                     None
Cornelius J. Sullivan                          Vice President                                     None
David M. Thill                                 Vice President                                     None
Chris Volf                                     Vice President                                     None
Sue Wilder                                     Vice President                                     None

----------
* Address is 24 Federal Street, Boston, MA 02110


    (C) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of High Income Portfolio (the "HI Portfolio") are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor account, HI Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 27th day of January, 1997.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                    --------------------------------------
                                        M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                           TITLE                      DATE
       ---------                           -----                      ----
                                  President, Principal
                                    Executive Officer and
/s/ M. DOZIER GARDNER               Trustee                    January 27, 1997
------------------------------
    M. DOZIER GARDNER
                                  Treasurer and Principal
                                    Financial and Accounting
/s/ JAMES L. O'CONNOR               Officer                    January 27, 1997
------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES               Vice President, Trustee      January 27, 1997
------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*             Trustee                      January 27, 1997
------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*         Trustee                      January 27, 1997
------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*             Trustee                      January 27, 1997
------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*            Trustee                      January 27, 1997
------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*              Trustee                      January 27, 1997
------------------------------
    JACK L. TREYNOR

*By: /s/ M. DOZIER GARDNER
    --------------------------
         M. DOZIER GARDNER
         As Attorney-in-fact

                                  SIGNATURES


    Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 27th day of January, 1997.


                                    TAX-MANAGED GROWTH PORTFOLIO

                                    By:  /s/ M. DOZIER GARDNER
                                    --------------------------------------
                                        M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                           TITLE                      DATE
       ---------                           -----                      ----
                                  Trustee, President and
                                    Principal Executive
/s/ M. DOZIER GARDNER               Officer                    January 27, 1997
------------------------------
    M. DOZIER GARDNER
                                  Treasurer and Principal
                                    Financial and Accounting
/s/ JAMES L. O'CONNOR               Officer                    January 27, 1997
------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES               Trustee                      January 27, 1997
------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*             Trustee                      January 27, 1997
------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*         Trustee                      January 27, 1997
------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*             Trustee                      January 27, 1997
------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*            Trustee                      January 27, 1997
------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*              Trustee                      January 27, 1997
------------------------------
    JACK L. TREYNOR

*By: /s/ M. DOZIER GARDNER
    --------------------------
         M. DOZIER GARDNER
         As Attorney-in-fact

                                EXHIBIT INDEX

                                                                                               PAGE IN SEQUENTIAL
EXHIBIT NO.                                       DESCRIPTION                                   NUMBERING SYSTEM
-----------                                       -----------                                   ----------------

(11)(a)             Independent Auditors' Consent for EV Classic Tax-Managed Growth Fund.
(11)(b)             Independent Auditors' Consent for EV Marathon Tax-Managed Growth Fund.
(11)(c)             Independent Auditors' Consent for EV Traditional Tax-Managed Growth Fund.
(16)                Schedules for Calculations of Performance Quotations.